Segments Information (Tables)	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Summarized financial information for the Company’s segments is shown in the following tables:

	Three Months Ended
	April 2,	March 27,
	2022	2021
Revenue
Janus North America	$225,256	$146,534
Janus International	17,914	12,560
Intersegment	(13,650)	(6,270)

Consolidated Revenue	$229,520	$152,824

Income From Operations
Janus North America	$34,855	$23,915
Janus International	249	307
Eliminations	11	27

Total Segment Operating Income	$35,115	$24,249

Depreciation of Property and Equipment Expense
Janus North America	$1,673	$1,367
Janus International	184	106

Consolidated Depreciation of Property and Equipment Expense	$1,857	$1,473

Amortization of Intangible Assets
Janus North America	$6,886	$6,414
Janus International	339	418

Consolidated Amortization Expense	$7,225	$6,832

Capital Expenditures
Janus North America	$2,553	$1,419
Janus International	327	944

Consolidated Capital Expenditures	$2,880	$2,363

Identifiable Assets
Janus North America	$1,134,286	$843,686
Janus International	$64,422	$55,060

Consolidated Assets	$1,198,708	$898,746

Summarized financial information for the Company’s segments is shown in the following tables:

	Year Ended
	January 1,	December 26,	December 28,
	2022	2020	2019

Revenue
Janus North America	$714,944	$520,119	$532,769
Janus International	68,579	45,490	43,543
Intersegment	(33,373)	(16,636)	(11,020)

Consolidated Revenue	$750,150	$548,973	$565,292

Income From Operations
Janus North America	$70,697	$91,665	$81,824
Janus International	21,663	2,811	5,013
Eliminations	40	45	(177)

Total Segment Operating Income	$92,400	$94,521	$86,660

Depreciation Expense
Janus North America	$5,977	$5,390	$4,533
Janus International	472	594	279

Consolidated Depreciation Expense	$6,450	$5,985	$4,812

Amortization of Intangible Assets
Janus North America	$30,081	$25,661	$29,415
Janus International	1,507	1,385	1,097

Consolidated Amortization Expense	$31,588	$27,046	$30,512

	January 1,	December 26
	2022	2020
Capital Expenditures
Janus North America	$16,170	$6,002
Janus International	3,696	336

Consolidated Capital Expenditures	$19,866	$6,338

Identifiable Assets
Janus North America	$1,063,563	$820,261
Janus International	58,439	53,219

Consolidated Assets	$1,122,002	$873,480